DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 11, 2025 subsidiary
Subsidiary, Sale of Stock [Line Items]
Wholly owned indirect subsidiaries | subsidiary			2
Merger Agreements
Subsidiary, Sale of Stock [Line Items]
Transaction-related costs | $	$ 1.7	$ 4.2